Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Previously Paid Amount
Total Fee Amount	$ 0
Narrative Disclosure	In accordance with Rules 456(d) and 457(u), the registrant is deferring payment of all of the registration fee and will pay the registration fee subsequently on an annual basis.
Net Fee	$ 0